NATURE OF BUSINESS AND GOING CONCERN (Tables)	12 Months Ended
Sep. 30, 2019
NATURE OF BUSINESS AND GOING CONCERN
Schedule of Company's subsidiaries and VIE
Name	Date of Incorporation	Place of Incorporation	Percentage of Interest	Principal Activities	Nature of company
UMeLook Holdings Limited	February 14, 2012	British Virgin Islands	100%	Holding company	Subsidiary
UMeZone Holdings Limited	August 27, 2012	British Virgin Islands	100%	Dormant	Subsidiary
AlphaRx Canada Limited	September 25, 1997	Canada	100%	Dormant	Subsidiary
UMeLook Limited	February 23, 2012	Hong Kong	100%	Holding company of WFOE	Subsidiary
UMeZone Adaptive Learning Technology Limited	September 7, 2012	Hong Kong	100%	Dormant	Subsidiary
UMeLook (Guangzhou) Information Technology Co. Ltd. (WFOE)	October 29, 2012	China	100%	Holding company	Subsidiary
YouYiXue (Guangzhou) Information Technology Co. Ltd.	April 23, 2013	China	100%	Dormant	Subsidiary
Guangzhou XinYiXun Network Technology Co. Ltd.	July 9, 2012	China	Contractual arrangements	Online education	VIE

Schedule of the assets and liabilities
	September 30, 2019	September 30, 2018
Assets
Cash	$28	$366
Prepayment and other assets	14,034	15,909
Property and equipment, net	-	114
Total assets of VIE	$14,063	$16,389
Liabilities
Accrued liabilities and other payable	$357,547	$359,289
Due to VIE holding companies	18,065	18,774
Due to related parties	2,234,347	2,231,345
Total liabilities of VIE	$2,609,959	$2,609,408